S000004353 [Member] Investment Strategy - iShares U.S. Digital Infrastructure and Real Estate ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the S&P Data Center, Tower REIT and Communications Equipment Index (the “Underlying Index”), which measures the performance of stocks of U.S.-listed companies, as well as U.S.-listed American Depository Receipts (“ADRs”) of foreign companies from developed markets, involved in the ownership and management of data centers, telecommunication towers, and related equipment, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”).
The Underlying Index is a subset of the S&P Developed Broad Market Index and includes securities with a minimum float-adjusted market capitalization (“FMC”) of $300 million, a three-month Median Daily Value Traded (“MDTV”) of $2 million and may include large-, mid- or small-capitalization companies.
The Index Provider selects index constituents using a tiered approach consisting of Tier 1a, Tier 1b, and Tier 2, based on a company’s FactSet Revere Business Industry Classification System (“RBICS”) Focus Level 6 sub-industry, which defines each company’s primary line of business. The Index Provider selects companies which are classified within 17 sub-industries, which correspond with the following categories: Telecommunication Towers, Data Centers, Communications Equipment, Communications Semiconductors, and Data Storage Equipment. SPDJI classifies Tier 1a and Tier 1b companies as those belonging to the sub-industries of the Telecommunication Towers and Data Centers categories, respectively. The Index Provider classifies Tier 2 companies as those belonging to the sub-industries of the Communications Equipment, Communications Semiconductors and Data Storage Equipment categories. If there are 50 or more stocks classified as Tier 1a and Tier 1b, then all of Tier 1a and Tier 1b stocks are selected for inclusion in the Underlying Index and the Index Provider does not look to Tier 2 companies. If less than 50 stocks are classified as Tier 1a and Tier 1b, the largest eligible Tier 2 stocks, determined by the Index Provider according to the company’s FMC, are selected until the total stocks in the Underlying Index are capped at 50. The Index Provider requires the Tier 1a companies and Tier 1b companies, in aggregate, to have a minimum of 25% weight for each tier. Tier 2 companies may comprise up to 45% of the overall weight of the Underlying Index. Individual Tier 1a and Tier 1b securities are capped at 10% and individual and Tier 2 securities are capped at 4.5%. Securities with weights greater than 4.5% will not in aggregate exceed 45% of the Underlying Index weight at rebalance. The Underlying Index is reviewed annually in December and rebalanced quarterly in March, June, and September.
As of March 31, 2025, the Underlying Index had 26 securities and a significant portion of the index constituents were represented by securities of companies in the real estate and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.